Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER RECEIVABLES.
Summary of Trade and Other Receivables, Net

	Current		Non-current
Trade and Other Receivables, Gross	12-31-2024	12-31-2023	12-31-2024	12-31-2023
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross (1)	1,585,696,074	1,526,741,488	1,162,097,195	916,729,235
Trade receivables, gross	1,502,576,369	1,427,709,524	1,065,146,628	775,262,173
Accounts receivable due from finance leases, gross	18,396,542	20,755,542	92,119,034	137,964,743
Other receivables, gross	64,723,163	78,276,422	4,831,533	3,502,319

	Current		Non-current
Trade and Other Receivables, Net	12-31-2024	12-31-2023	12-31-2024	12-31-2023
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	1,489,965,233	1,449,294,549	1,159,251,669	903,678,141
Trade receivables, net	1,419,662,852	1,361,832,944	1,063,420,598	763,183,696
Accounts receivable due from finance leases, gross	18,232,819	20,615,588	90,999,538	136,992,126
Other receivables, net	52,069,562	66,846,017	4,831,533	3,502,319
(1)	The detail of other accounts receivable is as follows:

	Current		Non-current
Other receivables, net (1)	12-31-2024	12-31-2023	12-31-2024	12-31-2023
	ThCh$	ThCh$	ThCh$	ThCh$
Receivables from employees	14,909,003	13,898,223	3,742,925	2,131,377
Advances to suppliers and creditors	16,531,678	39,345,695	517,077	515,827
Insurance receivable	1,992,920	—	—	—
Other receivables for deposits in transit and others	14,702,735	9,662,938	—	—
Other	3,933,226	3,939,161	571,531	855,115
Total	52,069,562	66,846,017	4,831,533	3,502,319

Schedule of future collections on financial lease receivables

	12-31-2024			12-31-2023
	Gross	Interest	Present value	Gross	Interest	Present value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	21,400,056	3,003,514	18,396,542	25,892,541	5,136,999	20,755,542
From one to two years	14,919,310	1,440,666	13,478,644	15,166,099	1,765,693	13,400,406
From two to three years	12,758,599	1,071,743	11,686,856	13,046,179	1,268,723	11,777,456
From three to four years	10,537,170	789,057	9,748,113	11,136,437	829,245	10,307,192
From four to five years	8,997,568	548,372	8,449,196	8,983,791	274,262	8,709,529
More than five years	55,279,539	6,523,314	48,756,225	109,421,299	15,651,139	93,770,160
Total	123,892,242	13,376,666	110,515,576	183,646,346	24,926,061	158,720,285

Summary of balance of past due but not impaired trade receivables

	As of December 31,
	2024	2023
Trade receivables due and unpaid, but for which no impairment losses have been recorded	ThCh$	ThCh$
Less than three months	56,594,763	93,786,602
Between three and six months	34,855,466	49,053,096
Between six and twelve months	12,560,015	72,489,852
More than twelve months	26,130,770	90,256,399
Total	130,141,014	305,585,949

Summary of movement of impairment loss of trade receivables

Current and
Non-current
Trade receivables due and unpaid, with impairment losses	ThCh$
Balance as of January 1, 2023	89,205,444
Increases (decreases) for the year	10,773,445
Amounts written off	(9,460,991)
Increases (decreases) in foreign currency translation differences	1,801
Other	(21,666)
Balance as of December 31, 2023	90,498,033
Increases (decreases) of the year (1)	18,429,856
Amounts written off	(10,379,444)
Increases (decreases) in foreign currency translation differences	27,922
Balance as of December 31, 2024	98,576,367
(1)	Impairment losses on trade receivables amounted to ThCh$18,429,856 during 2024, representing a 71.07% compared to the previous year (See note 31(b)). This increase is mainly due to the Distribution and Networks Segment, primarily driven by a higher expected credit loss associated with residential customers.